Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share ("Class A Common Stock"), Registrant's 2016 Incentive Award Plan (the "2016 Incentive Plan")
Amount Registered | shares	6,808,018
Proposed Maximum Offering Price per Unit	185.00
Maximum Aggregate Offering Price	$ 1,259,483,330.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 173,934.65
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of Class A common stock, par value $0.00001 per share (the "Class A Common Stock") that become issuable under the 2016 Incentive Plan, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Class A Common Stock. (b) Represents an aggregate of 6,808,018 shares of Class A common stock issuable to the Selling Stockholders upon the conversion of shares of Class B common stock, par value $0.00001 per share ("Class B common stock"), of the Registrant, held by such Selling Stockholders, of which (i) 1,319,861 shares of Class B common stock are issuable to the Selling Stockholders pursuant to the settlement of restricted stock units ("RSUs") held by such Selling Stockholders and (ii) 5,488,157 shares of Class B common stock have been issued to such Selling Stockholders pursuant to the settlement of RSUs and/or exercise of options, in each case, acquired by the Selling Stockholders under the 2016 Plan. (c) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Class A Common Stock of $185.00 per share, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-295145), as amended, that was declared effective on May 13, 2026.